Income Taxes - Summary of Reconciliations of Income Tax Expenses (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥) ¥ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares
Income Tax Expense (Benefit), Amount:
Income tax benefits at PRC statutory tax rate of 25%	[1]	¥ (70,205)	$ (10,039)	¥ (57,412)	¥ (75,534)
Effect on adoption of preferential tax rate		30,933	4,424	24,566	27,227
Loss before income tax expense				(229,646)	(302,135)
Non-deductible expenses				42,563	24,855
Other jurisdictions				(547)	(354)
Change in valuation allowance		18,812	2,690	8,994	39,772
Share-based compensation expenses		36,605	5,234
Additional deduction for qualified R&D expenses		(19,822)	(2,835)	(17,941)	(16,012)
Others (Amount)		1,231	177
Others				163	252
Income tax expenses (benefits)		¥ (4,409)	$ (630)	¥ 386	¥ 206
Effect of preferential tax rate inside the PRC on basic and dilutive loss per share | (per share)		¥ 0	$ 0	¥ 0	¥ 0
Income Tax Rate, Percent
Income tax benefits at PRC statutory tax rate of 25%, rate	[1]	25.00%	25.00%	25.00%	25.00%
Effect on adoption of preferential tax rate, rate		(11.00%)	(11.00%)
Change in valuation allowance, rate		(6.70%)	(6.70%)
Share-based compensation expense, rate		(13.00%)	(13.00%)
Additional deduction for qualified R&D expenses, rate		7.10%	7.10%
Others (Percent)		(0.50%)	(0.50%)
Income tax expenses (benefit)		1.60%	1.60%
Cayman
Income Tax Expense (Benefit), Amount:
Other jurisdictions		¥ (2,055)	$ (294)
Income Tax Rate, Percent
Effect of different tax rates in different jurisdictions, rate		0.70%	0.70%
Other foreign jurisdictions
Income Tax Expense (Benefit), Amount:
Other jurisdictions		¥ 92	$ 13
Income Tax Rate, Percent
Effect of different tax rates in different jurisdictions, rate		0.00%	0.00%

[1]	The PRC statutory tax rate is used for the reconciliation as the majority of the Group’s operations are based in the PRC.